Operating expenses (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure of Research and Development Expenses	RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Purchases, sub-contracting and other expenses	(11,982)	(10,543)
Payroll costs (including share-based payments)	(5,239)	(5,395)
Depreciation, amortization and provision expenses(1)	(583)	(670)
Total research and development expenses	(17,805)	(16,608)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Disclosure of Selling, General and Administrative Expenses	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Purchases, fees and other expenses	(5,398)	(4,251)
Payroll costs (including share-based payments)	(5,295)	(5,244)
Depreciation, amortization and provision expenses (1)	(172)	(140)
Total SG&A expenses	(10,864)	(9,635)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Disclosure of Payroll Costs	PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Wages and salaries	(6,814)	(6,711)
Payroll taxes	(2,338)	(2,531)
Share-based payments	(1,349)	(1,360)
Retirement benefit obligations	(33)	(38)
Total payroll costs	(10,534)	(10,640)
Average headcount	98	99
End-of-period headcount	101	103

Disclosure of Depreciation, Amortization and Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	—	—	—
Amortization expense of tangible assets	(579)	(162)	(740)
Litigations	—	—	—
Provision for charges	(4)	(10)	(14)
Reversal of provision for charges	—	—	—
Total depreciation, amortization and provision expenses	(583)	(172)	(754)

	For the six month period ended June 30, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(14)	—	(14)
Amortization expense of tangible assets	(579)	(153)	(732)
Litigations	3	1	5
Provision for charges	(80)	—	(80)
Reversal of provision for disputes	—	12	12
Total depreciation, amortization and provision expenses	(670)	(140)	(809)

Disclosure Of Other Operating Income (Expenses)	OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Contract termination indemnities (PharmaEngine)	—	(963)
Contract termination indemnities	(46)	—
Other non recurring income	52	—
Total other operating income and expenses	6	(963)